Share Capital - Additional Information (Detail) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands		12 Months Ended
	Mar. 30, 2018 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 GBP (£) shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 GBP (£) shares	Mar. 31, 2018 shares	Mar. 31, 2020 £ / shares shares	Mar. 31, 2019 £ / shares shares	Mar. 31, 2017 shares
Disclosure of classes of share capital [line items]
Authorized share capital shares		60,000,000		60,000,000			60,000,000	60,000,000
Par value per share | (per share)		$ 0.16		$ 0.16			£ 0.10	£ 0.10
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding		0		1,101,300		4,400,000	0	1,101,300	3,300,000
Number of shares repurchased				1,101,300	1,101,300
Number of shares cancelled		2,200,000	2,200,000	4,400,000	4,400,000
Cancellation of treasury shares | $		$ 120,115		$ 134,231
Share capital [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding		49,733,640		51,153,220		54,834,080	49,733,640	51,153,220	53,312,559
Number of shares cancelled		2,200,000	2,200,000	4,400,000	4,400,000
Cancellation of treasury shares | $		$ 282		$ 573
Share Premium [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares | $		$ 119,873		$ 133,658
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital amount | £			£ 6,100		£ 6,100
Authorized share capital shares		60,000,000		60,000,000			60,000,000	60,000,000
Par value per share | $ / shares		$ 10		$ 10
Number of shares outstanding		49,733,640		50,051,920			49,733,640	50,051,920
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital shares		1,000,000		1,000,000			1,000,000	1,000,000
Par value per share | $ / shares		$ 10		$ 10
Number of shares outstanding		0		0			0	0
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares repurchased		1,098,700	1,098,700			1,100,000
Shares repurchased value | $		$ 63,737		$ 56,362
Shares repurchased transaction costs | $		$ 11		11
Share repurchase cancellation fees | $				$ 55
American depositary shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased	3,300,000
Price for repurchase of shares | $	$ 100
Duration of share repurchase program	36 months
American depositary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Price for repurchase of shares | $	$ 10